CONDENSED CONSOLIDATED STATEMENTS OF EARNINGS (PARENTHETICAL) (USD $)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Income Statement [Abstract]
Interest Income, Operating	$ 18,000	$ 4,000	$ 179,000